Note 7 - Leases (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Supplemental Information of Leases [Table Text Block]
	Six months ended
	June 30,	June 30,
	2022	2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases as lessee	$448	$434
Weighted Average Remaining Lease Term	June 30, 2022	December 31, 2021
Operating leases as lessee (in years)	55.84	54.39

Weighted Average Discount Rate
Operating leases as lessee	4.6%	4.4%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year Ending December 31,	Operating Leases
2022 (remainder of year)	$832
2023	1,935
2024	2,114
2025	2,170
2026	2,188
Thereafter	196,878
Total lease payments	206,117
Less imputed interest	(153,865)
Total	$52,252

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Table Text Block]
Year Ending December 31,	Operating Leases
2022 (remainder of year)	$797
2023	1,594
2024	688
2025	566
2026	-
Thereafter	-
Total lease payments	$3,645
Less rent concessions to be applied at Company’s discretion	(214)
Total	$3,431